Stockholders' Equity (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized compensation cost related to nonvested share-based compensation arrangements	$ 1,281,000
Recognition period of compenation costs	1 year 9 months 18 days
Additional disclosure
Options granted (in shares)	0
Restricted stock and RSUs
Total Shares
Outstanding at the beginning of the period (in shares)	2,616,128	3,557,841	3,007,338
Granted (in shares)	650,363	1,051,941	2,542,320
Issued (in shares)	(1,106,000)	(1,451,029)	(1,417,674)
Cancelled (in shares)	(312,792)	(426,749)	(533,955)
Forfeited (in shares)	(21,545)	(115,876)	(40,188)
Outstanding at the end of the period (in shares)	1,826,154	2,616,128	3,557,841
Restricted shares
Total Shares
Outstanding at the beginning of the period (in shares)	954,798	844,236	464,610
Granted (in shares)	288,121	420,882	670,781
Issued (in shares)	(450,616)	(310,320)	(291,155)
Outstanding at the end of the period (in shares)	792,303	954,798	844,236
Weighted-Average Grant-Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 0.90	$ 0.85	$ 1.30
Granted (in dollars per share)	1.49	1.02	0.66
Issued (in dollars per share)	0.95	0.92	1.09
Outstanding at the end of the period (in dollars per share)	$ 1.08	$ 0.90	$ 0.85
RSUs
Total Shares
Outstanding at the beginning of the period (in shares)	1,661,330	2,713,605	2,542,728
Granted (in shares)	362,242	631,059	1,871,539
Issued (in shares)	(655,384)	(1,140,709)	(1,126,519)
Cancelled (in shares)	(312,792)	(426,749)	(533,955)
Forfeited (in shares)	(21,545)	(115,876)	(40,188)
Outstanding at the end of the period (in shares)	1,033,851	1,661,330	2,713,605
Shares withdrawn, cancelled or forfeited in period	334,337
Weighted-Average Grant-Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 0.93	$ 0.87	$ 0.98
Granted (in dollars per share)	1.49	1.02	0.75
Issued (in dollars per share)	1.11	0.89	0.84
Cancelled (in dollars per share)	0.97	0.89	0.88
Forfeited (in dollars per share)	0.72	0.95	0.77
Outstanding at the end of the period (in dollars per share)	$ 1.00	$ 0.93	$ 0.87